Earnings Per Share - Schedule of Allocation of Net Income between Class A and Class B Ordinary Shares (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allocation of Net Income between Class A and Class B Ordinary Shares [Line Items]
Net income	$ 171,407	$ 487,957	$ 928,529
Weighted average ordinary shares
Weighted average ordinary shares	21,100,000	19,500,000	19,500,000
Class A
Weighted average ordinary shares
Weighted average ordinary shares	16,600,000
Allocation ratio:
Allocation ratio	78.67%
Allocated income:
Allocated income	$ 134,845
Class B
Weighted average ordinary shares
Weighted average ordinary shares	4,500,000
Allocation ratio:
Allocation ratio	22.33%
Allocated income:
Allocated income	$ 36,562